Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Other Current Liabilities

	As of December 31, 2022	As of December 31, 2023

	$ in thousands
VAT Payables	3,058	-
Accruals for personnel related expenses	9,421	9,368
Other	700	852
Total other current liabilities	13,179	10,219